CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income	$ 7,761	$ 14,880	$ 13,147	$ 31,832	$ 14,762
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	39,070	26,143	73,838	31,196	20,303
Deferred income taxes	2,276	5,933	(6,680)	7,658	3,990
Stock-based compensation	5,070	2,865	6,113	4,360	4,825
Excess tax benefit from equity incentive plan activity	(3,029)	(1,876)	(15,610)	(297)	199
Accretion of workers compensation and leases fair value adjustment	(695)	(768)	(1,427)	(1,371)	(1,660)
Changes in operating assets and liabilities:
Restricted cash	10,520	(979)	(6,118)	6,738	(1,447)
Prepaid expenses and other current assets	(3,960)	(1,571)	(7,723)	(1,026)	694
Workers compensation receivables	(14,737)	(414)	9,876	3,776	(247)
Other assets	4,871	1,874	4,052	753	328
Accounts payable	3,405	(157)	976	(150)	(506)
Income tax payable/receivable	(6,461)	3,062	6,394	(6,273)	(4,523)
Other current liabilities	(753)	2,792	13,186	1,789	5,575
Other liabilities	11,745	1,659	4,149	1,564	5,413
Worksite employee related assets	108,158	(37,161)	(304,265)	(75,598)	(22,013)
Worksite employee related liabilities	(109,584)	44,272	310,813	75,591	20,879
Net cash provided by operating activities	53,657	60,554	100,721	80,542	46,572
Investing activities:
Proceeds from sale and maturity of debt securities		500	1,000	1,364
Acquisitions of businesses, net of cash acquired			(194,998)	(225,817)
Purchase of debt securities	(16,789)	(6,752)	(7,750)	(28,497)
Purchase of property and equipment	(8,709)	(4,653)	(10,690)	(9,658)	(7,154)
Net cash used in investing activities	(25,498)	(10,905)	(212,438)	(262,608)	(7,154)
Financing activities:
Proceeds from issuance of common stock, net of issuance costs	218,613
Borrowing under notes payable		150,000	970,000	405,000	723
Proceeds from issuance of common stock on exercised options	631	1,296	7,109	5,391	4,774
Excess tax benefit from equity incentive plan activity	3,029	1,876	15,610	297	(199)
Repayment of notes payable	(243,025)	(4,854)	(451,679)	(105,681)	(129)
Payments of special dividend		(52)	(357,582)	(75,353)	(50,880)
Payments of debt issuance costs		(2,639)	(25,697)	(14,001)	(284)
Repayments under capital leases	(188)	(458)	(778)	(825)	(1,403)
Repurchase of common stock	(1,288)	(6,063)	(14,606)	(638)	(5,815)
Repurchase of stock options					(113)
Net cash (used in) provided by financing activities	(22,228)	139,106	142,377	214,190	(53,326)
Effect of exchange rate changes on cash and cash equivalents	1	(39)	(53)	5	(7)
Net (decrease) increase in cash and cash equivalents	5,932	188,716	30,607	32,129	(13,915)
Cash and cash equivalents at beginning of period	94,356	63,749	63,749	31,620	45,535
Cash and cash equivalents at end of period	100,288	252,465	94,356	63,749	31,620
Supplemental disclosures of cash flow information:
Cash paid for interest	23,407	6,804	30,534	5,355	209
Cash paid for income taxes, net of refunds	11,067	(721)	8,070	19,595	7,320
Supplemental schedule of non-cash investing and financing activities:
Payable for purchase of property and equipment	3,970	62	1,302	218	482
Special dividend payable on unvested restricted stock units	11	43	35	97	123
Repurchase of common stock not paid				2,621	288
Receivable from purchase price reduction for a business acquisition				$ 1,893